Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income taxes
Schedule of income tax (benefit) expense

				Predecessor
	Successor Registrant			Registrant
			Period from	Period from
			May 26, 2011	January 1, 2011
			through	through
			December 31,	May 25,
	2013	2012	2011	2011
Current:
ISR	$271	$1,037	$543	$97
IETU	—	41	43	356
Total current	271	1,078	586	453

Deferred:
ISR	(78,214)	(26,435)	6,075	(10,394)
IETU	(25,382)	(4,812)	5,612	2,157
Change in valuation allowance	37,275	15,676	(873)	10,394
Total deferred	(66,321)	(15,571)	10,814	2,157
Total income tax (benefit) expense	$(66,050)	$(14,493)	$11,400	$2,610

Schedule of reconciliation of expected income taxes at statutory rates to income tax expense

	2013	2012	2011
Expected income tax expense (benefit) at statutory rate	$(18,288)	$7,884	$(10,097)
Tax inflation and statutory foreign exchange effects	(4,542)	3,638	4,787
Nondeductible expenses	254	1,568	1,953
ISR and IETU hybrid method	—	(21,714)	7,846
Use of previously reserved tax loss carryforwards	(11,839)	(21,545)	—
Application of the initial cumulative effect of deferred tax for change in Tax Law	(68,910)	—	—
Change in valuation allowance	37,275	15,676	9,521

Total income tax (benefit) expense	$(66,050)	$(14,493)	$14,010

Schedule of significant components of the net deferred tax asset (liability)

	2013	2012

Deferred tax assets:
Tax loss carryforwards	$115,026	$58,670
Concessions, net	67,593	35,371
Credits on IETU losses	—	6,998
Deferred revenue	7,225	7,071
Accrued expenses and other	4,144	2,016
Total deferred tax assets before valuation allowance	193,988	110,126
Valuation allowance for deferred tax assets	(87,448)	(50,173)
Net deferred tax assets	106,540	59,953
Deferred tax liabilities:
Satellites and equipment, net	(43,453)	(54,656)
Intangibles, net	(1,228)	(7,823)
Prepaid insurance and other	(429)	(1,621)
Deferred financing cost	—	(744)
Total deferred tax liabilities	(45,110)	(64,844)

Net deferred tax asset (liability)	$61,430	$(4,891)

Classification on consolidated balance sheets:
Current deferred tax assets	$79	$2,475
Long-term deferred tax assets	61,351	—
Long-term deferred tax liabilities	—	(7,366)

Net deferred tax assets (liabilities)	$61,430	$(4,891)

Schedule of tax loss carryforwards

Amounts (1)
Expiration Date	Tax loss carryforwards

2014	$31,566
2016	235,611
2017	25,502
2018	82,183
2021	8,557

$383,419

(1)                      The amounts presented above have been adjusted for Mexican inflation as permitted by Mexican tax law.